ARRANGEMENT AND ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2021
ARRANGEMENT AND ASSETS HELD FOR SALE
Arrangement And Assets Held For Sale

7. ARRANGEMENT AND ASSETS HELD FOR SALE

As at December 31, 2021 the Company was in the process of completing the Arrangement dated November 8, 2021 pursuant to which it shall:

i.	complete a consolidation of the outstanding share capital of ELEF whereby each 10 pre-consolidation ELEF share shall be exchanged for one post-consolidation ELEF share (completed);
ii.	transfer certain royalties presently held by ELEF in certain projects into RoyaltyCo (completed);
iii.	spin-off the Minago Project into NickelCo (completed);
iv.	and spin-off the Gibellini Project into VanadiumCo (completed) (collectively, the “SpinCos” or “SpinCo”)..

ELEF will transfer assets, as described above, to each spin-out subsidiary in consideration for the following:

•	NickelCo will purchase the Minago Project assets from ELEF in exchange for the issuance of 50,000,000 NickelCo shares and the assumption of certain liabilities related to the underlying assets;
•	RoyaltyCo will purchase the royalties from ELEF in exchange for the issuance of 1,785,430 RoyaltyCo shares;
•	VanadiumCo will purchase the Gibellini Project assets from ELEF in exchange for the issuance of 50,000,000 VanadiumCo shares and the assumption of certain liabilities related to the underlying assets;
•	and RoyaltyCo will purchase certain of the outstanding shares of both VanadiumCo and NickelCo in exchange for the issuance of RoyaltyCo shares.

Upon the Arrangement completion:

i.	the authorized share capital of ELEF shall be reorganized and its articles amended by the creation of an unlimited number of Class A Shares;
ii.	and each ELEF shareholder will exchange each post-Consolidation ELEF share to receive: one share of each of NickelCo and VanadiumCo; two shares of RoyaltyCo; and one Class A share of ELEF

Holders of outstanding ELEF warrants and options after the Record Date will be entitled to receive, upon exercise of each such warrant and option at the same original exercise price and in accordance with the terms of such warrant and option, one share of each of NickelCo and VanadiumCo.; two shares of the RoyaltyCo (collectively, the “Reserved Shares”); and one Class A share of ELEF.

On December 22, 2021, the Company received shareholder approval of the Arrangement. On January 12, 2022, the Company received BC Supreme Court approval of the Arrangement. On January 14, 2022, the Company received regulatory approval and completed the Arrangement.

The Company is entered into Services Agreements with each SpinCo pursuant to which the Company will provide office space, furnishings and equipment, communications facilities, and personnel necessary for the SpinCos to fulfill their basic day-to-day head office and executive responsibilities in a pro-rata cost-recovery basis.

As at December 31, 2021, management determined the assets and liabilities of the SpinCos met the definitions of assets held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations. Consequently, assets and liabilities of the SpinCos were classified as a disposal group. In accordance with IFRS 5, on the reclassification of disposal group as assets held for sale or spin-off and discontinued operations, the Company remeasured the net assets of the SpinCos at the lower of cost and fair value less costs of disposal.

The net assets to be transferred to NickelCo were valued at $17,192,325 which was based on their carrying value at year-end. The net assets to be transferred to VanadiumCo were valued at $16,043,745 which was based on their carrying value at year-end. There was $Nil value ascribed to the royalties to be transferred to RoyaltyCo as they were internally generated assets with a $Nil carrying value.

During the year-ended December 31, 2021, the Company incurred $426,394 in transaction costs related to the Arrangement which were equally applied to each spin-out subsidiary.

As at December 31, 2021, the following is a summary of the assets and liabilities held for sale:

	December 31, 2021
	NickelCo	VanadiumCo	Total
Current assets
Cash	$7,514,181	$411	$7,514,592
Prepaid expenses	-	2,172	2,172
Equipment	-	65,490	65,490
Mineral properties	16,452,656	16,017,567	32,470,223
	23,966,837	16,085,640	40,052,477

Current liabilities
Accounts payable and accrued liabilities	$284,383	$41,895	$326,278
Flying Nickel FT share liability	139,471	-	139,471
Flying Nickel subscription receipts, net	6,350,658	-	6,350,658
	6,774,512	41,895	6,816,407
Net assets	$17,192,325	$16,043,745	$33,236,070